Variable Interest Entities (Basic Information of Consolidated VIEs, Narrative) (Details) - USD ($) $ in Millions			1 Months Ended	12 Months Ended
	Mar. 14, 2018	Jul. 31, 2014	Oct. 31, 2015	Dec. 31, 2018
Variable Interest Entity [Line Items]
Aggregate amount of loans to related parties				$ 2.9
MoboTap [Member]
Variable Interest Entity [Line Items]
Percentage of acquired equity interests		51.00%
Baina (Wuhan) Information Technology Co., Ltd. [Member] | Beijing Baina Technology [Member]
Variable Interest Entity [Line Items]
Percentage of acquired equity interests	100.00%
High Century [Member] | Gamease [Member]
Variable Interest Entity [Line Items]
Consolidated VIEs, ownership percentage				100.00%
Dr. Charles Zhang [Member] | High Century [Member]
Variable Interest Entity [Line Items]
Consolidated VIEs, ownership percentage				80.00%
Wei Li [Member] | High Century [Member]
Variable Interest Entity [Line Items]
Consolidated VIEs, ownership percentage				20.00%
Changyou Star [Member] | Guanyou Gamespace [Member]
Variable Interest Entity [Line Items]
Consolidated VIEs, ownership percentage				100.00%
Changyou Star [Member] | Baina (Wuhan) Information Technology Co., Ltd. [Member]
Variable Interest Entity [Line Items]
Consolidated VIEs, ownership percentage	60.00%
Dewen Chen [Member] | Changyou Star [Member]
Variable Interest Entity [Line Items]
Consolidated VIEs, ownership percentage				50.00%
Jie Liu [Member] | Changyou Star [Member]
Variable Interest Entity [Line Items]
Consolidated VIEs, ownership percentage				50.00%
Gamease [Member] | Guanyou Gamespace [Member] | AmazGame [Member]
Variable Interest Entity [Line Items]
Percentage of acquired equity interests	100.00%
Gamease [Member] | Guanyou Gamespace [Member] | Gamespace [Member]
Variable Interest Entity [Line Items]
Percentage of acquired equity interests	100.00%
Gamease [Member] | Changyou Star [Member]
Variable Interest Entity [Line Items]
Transferred equity interest to new shareholders			60.00%
Gamease [Member] | Shanghai ICE [Member]
Variable Interest Entity [Line Items]
Consolidated VIEs, ownership percentage				100.00%
Percentage of acquired equity interests	100.00%
Gamease [Member] | Baina (Wuhan) Information Technology Co., Ltd. [Member]
Variable Interest Entity [Line Items]
Consolidated VIEs, ownership percentage		40.00%
Yongzhi Yang [Member] | Baina (Wuhan) Information Technology Co., Ltd. [Member]
Variable Interest Entity [Line Items]
Consolidated VIEs, ownership percentage		60.00%